Document and Entity Information	0 Months Ended
May 22, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	May 22, 2013
Registrant Name	TRUST FOR PROFESSIONAL MANAGERS
Central Index Key	0001141819
Amendment Flag	false
Document Creation Date	May 21, 2013
Document Effective Date	May 22, 2013
Prospectus Date	May 22, 2013
Geneva Advisors International Growth Fund | Geneva Advisors International Growth Fund - Class R Shares
Risk/Return:
Trading Symbol	GNFRX
Geneva Advisors International Growth Fund | Geneva Advisors International Growth Fund - Class I Shares
Risk/Return:
Trading Symbol	GNFIX